UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 5295

DREYFUS CASH MANAGEMENT PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Cash Management Plus, Inc. April 30, 2006 (Unaudited)
	Principal
Negotiable Bank Certificates Of Deposit--22.9%	Amount ($)	Value ($)

Banca Intesa SpA (Yankee)
4.78%, 5/5/06	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
4.92%, 6/30/06	300,000,000	300,000,000
Credit Suisse (USA) Inc. (Yankee)
4.96%, 7/3/06	350,000,000	350,000,000
Credit Suisse (Yankee)
4.90%, 6/22/06	35,000,000	35,000,000
DEPFA BANK PLC (Yankee)
4.82%, 5/11/06	100,000,000 a	100,000,000
First Tennessee Bank N.A. Memphis
4.80%, 5/11/06	150,000,000	150,000,000
Natexis Banques Populaires (Yankee)
4.92%, 6/30/06	180,000,000	180,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
4.92%, 6/30/06	100,000,000	100,000,000
Societe Generale (Yankee)
4.78%, 5/8/06	400,000,000	400,000,000
Svenska Handelsbanken (Yankee)
4.80%, 5/11/06	400,000,000	400,000,000
Total Negotiable Bank Certificates Of Deposit
(cost $2,215,000,000)		2,215,000,000

Commercial Paper--62.8%

Abbey National North America LLC
4.81%, 5/11/06	300,000,000	299,600,833
Allied Irish Banks N.A. Inc.
4.81%, 5/11/06	43,400,000	43,342,254
Amsterdam Funding Corp.
4.79%, 5/2/06	90,000,000 a	89,988,075
Atlantic Asset Securitization LLC
4.81%, 5/10/06	21,896,000 a	21,869,780
Atlantis One Funding Corp.
4.90%, 6/20/06	101,238,000 a	100,557,456
Beethoven Funding Corporation
4.80% - 4.82%, 5/4/06 - 5/11/06	459,551,000 a	459,121,537
BNP Paribas Finance Inc.
4.82%, 5/1/06	200,000,000	200,000,000
CC (USA) Inc.
4.90% - 4.92%, 6/19/06 - 6/30/06	268,600,000 a	266,654,967
CHARTA LLC
4.93%, 6/21/06	100,000,000 a	99,310,083
Concord Minutemen Capital Co. LLC
4.80%, 5/4/06	50,390,000 a	50,369,928
Crown Point Capital Co. LLC
4.79%, 5/5/06	40,162,000 a	40,140,714
Cullinan Finance Ltd.
4.92%, 6/22/06	64,748,000 a	64,293,469
Danske Bank A/S
4.78%, 5/5/06	293,700,000	293,544,665
Deutsche Bank Financial LLC

4.82%, 5/1/06	200,000,000	200,000,000
Dresdner U.S. Finance Inc.
4.79%, 5/8/06	300,000,000	299,721,458
Eurohypo AG
4.79%, 5/5/06	260,000,000 a	259,862,056
Falcon Asset Securitization Corp.
4.79% - 4.80%, 5/9/06 - 5/11/06	182,349,000 a	182,127,442
FCAR Owner Trust, Ser. I
4.79%, 5/10/06	100,000,000	99,880,750
Gemini Securitization Corp., LLC
4.90%, 6/22/06	50,000,000 a	49,650,444
Grampian Funding Ltd.
4.90% - 4.93%, 6/23/06 - 6/27/06	440,000,000 a	436,812,081
Harrier Finance Funding Ltd.
4.90% - 4.93%, 6/22/06 - 6/30/06	303,560,000 a	301,114,945
HSH Nordbank AG
4.81%, 5/11/06	100,000,000 a	99,866,944
Intesa Funding LLC
4.78%, 5/5/06	250,000,000	249,867,778
Kredietbank N.A. Finance Corp.
4.90%, 6/23/06	300,000,000	297,862,333
Long Lane Master Trust IV
4.79%, 5/1/06	75,289,000 a	75,289,000
Northern Rock PLC
4.78%, 5/3/06	94,500,000	94,475,010
PB Finance (Delaware) Inc.
4.80%, 5/2/06	100,000,000	99,986,694
Skandinaviska Enskilda Banken AB
4.95%, 7/3/06	195,000,000	193,332,994
Solitaire Funding Ltd.
4.93%, 6/26/06	190,000,000 a	188,560,644
Thames Asset Global Securitization No 1 Inc.
4.82%, 5/11/06	57,172,000 a	57,095,771
Three Pillars Funding LLC
4.79%, 5/8/06	102,634,000 a	102,538,807
Thunder Bay Funding LLC
4.90%, 6/20/06 - 6/21/06	133,910,000 a	133,003,020
UBS Finance Delaware LLC
4.82%, 5/1/06	450,000,000	450,000,000
Variable Funding Capital Company, LLC
4.78%, 5/8/06	100,000,000 a	99,907,444
WestpacTrust Securities NZ Ltd.
4.93%, 6/30/06	89,000,000	88,277,617
Total Commercial Paper
(cost $6,088,026,993)		6,088,026,993

Corporate Notes--6.5%

Bank of America Corp.
4.82%, 5/25/07	375,000,000 b	375,000,000
Lehman Brothers Holdings Inc.
4.81%, 12/12/06	250,000,000 b	250,000,000
Total Corporate Notes
(cost $625,000,000)		625,000,000

Promissory Note--2.6%

Goldman Sachs Group Inc.
4.82%, 5/5/06
(cost $250,000,000)	250,000,000	250,000,000

Time Deposits--5.5%

Fortis Bank (Grand Cayman)
4.82%, 5/1/06	150,000,000	150,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
4.84%, 5/1/06	382,000,000	382,000,000
Total Time Deposits
(cost $532,000,000)		532,000,000

Total Investments (cost $9,710,026,993)	100.3%	9,710,026,993
Liabilities, Less Cash and Receivables	(.3%)	(28,882,011)
Net Assets	100.0%	9,681,144,982

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
April 30, 2006, these securities amounted to $3,278,134,607 or 33.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT PLUS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 22, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 22, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)